Related Parties Transactions (Details) - Schedule of Due From Related Parties - Current - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related Parties Transactions (Details) - Schedule of Due From Related Parties - Current [Line Items]
Due from related parties - current	$ 887,937	$ 747,573	$ 513,819
Rgene [Member]
Related Parties Transactions (Details) - Schedule of Due From Related Parties - Current [Line Items]
Due from related parties - current		541,486	513,819
BioFirst [Member]
Related Parties Transactions (Details) - Schedule of Due From Related Parties - Current [Line Items]
Due from related parties - current		$ 206,087